Income Taxes	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income Taxes
14.	Income Taxes

The components of (loss) income before income tax are as follows:

Year ended December 31,	2018	2019	2020
	(’000)	(’000)	(’000)
PRC, excluding Hong Kong	$(10,590)	$(10,404)	$31,640
Hong Kong and other jurisdictions	(2,664)	(4,827)	(9,368)
	$(13,254)	$(15,231)	$22,272

The Company’s income is not subject to taxation in BVI under the current BVI law. Subsidiaries operating in Hong Kong and the PRC are subject to income taxes as described below. Under the current BVI law, NTHL is not subject to profits tax in the BVI. However, it may be subject to Hong Kong income taxes as described below if it has income earned in or derived from Hong Kong.

The provision for current income taxes of the subsidiaries operating in Hong Kong has been calculated by applying the rate of taxation of 16.5% for the years ended December 31, 2018, 2019 and 2020 to the estimated income earned in or derived from Hong Kong during the respective years, if applicable.

The provision for current income taxes of the subsidiaries operating in PRC has been calculated by applying the rate of taxation of 25% for the years ended December 31, 2018, 2019 and 2020.

The Company, which has subsidiaries that are tax residents in the PRC, is subject to the PRC dividend withholding tax of 10%, when and if undistributed earnings are declared to be paid as dividends to the extent those dividends are paid out of profits that arose on or after January 1, 2008. For the years ended December 31, 2018, 2019 and 2020, there was no income tax expense for the dividend withholding tax on the balance of distributable earnings that arose on or after January 1, 2008 within its PRC subsidiaries. Since the company is still in the stage of vigorous development, the profitability has not been significantly improved, management decided to retain the undistributed earnings in the PRC.

Uncertainties exist with respect to how the PRC’s current income tax law applies to the Company’s overall operations, and more specifically, with regard to tax residency status. The New Law includes a provision specifying that legal entities organized outside of the PRC will be considered as resident enterprises for PRC enterprises income tax purpose if their active management is located in the PRC. The Implementation Rules to the New Law provide that non-resident legal entities will be considered PRC resident enterprises if substantial and overall management control over the manufacture, operations, personnel, accounting, properties, etc. occurs within the PRC.

The Company has made its assessment of each tax position (including the potential application of interest and penalties) based on the available tax laws, and has measured the unrecognized tax benefits associated with the tax positions. Based on the evaluation by the Company, it is concluded that there are no significant uncertain tax positions requiring recognition in the consolidated financial statements. The Company classifies interest and/or penalties related to unrecognized tax benefits as a component of income tax provisions. However, during the years ended December 31, 2018, 2019 and 2020, there were no interest and penalties related to uncertain tax positions and the Company had no material unrecognized tax benefit which would favorably affect the effective income tax rate in future periods. The Company does not anticipate any significant increases or decreases to its liability for unrecognized tax benefit within the next twelve months. Other than the audit by the Hong Kong tax authorities as described below, the tax positions for the years 2018 to 2020 may be subject to examination by the PRC and Hong Kong tax authorities.

Tax Disputes with Hong Kong Inland Revenue Department.

Since the fourth quarter of 2007, several of our inactive subsidiaries have been involved in tax disputes relating to tax years 1996 and later years with the Inland Revenue Department of Hong Kong, (the “HKIRD”), the income tax authority of the Hong Kong Government. These inactive subsidiaries include three Hong Kong entities, NTGM, NTTC and NTT. The disputes concern the appropriateness of expensing certain intra-group service fees under the transfer pricing context. NTGM is the parent company of NTT and NTTC. NTTC is the title holder of certain land in Hong Kong and is being liquidated. The particulars of these disputes are discussed below.

NTTC

Starting from October 2007, the HKIRD issued assessments and writs against NTTC claiming taxes and interests on unpaid taxes for the taxable years 1996/1997 to 2003/2004, for matters related to intra-group service fees.

Judgments were entered against NTTC and on June 4, 2012 a winding-up order was issued by the High Court of Hong Kong against NTTC. The total tax claims against NTTC are $6.6 million plus interest.

NTTC is currently in liquidation and the Joint and Several Liquidators confirmed that all assets of NTTC have been taken over by the Joint and Several Receivers in January 2013. As the Company did not have a controlling financial interest on NTTC after it was taken over by the Joint and Several Receivers, so the financial statements of NTTC have not been included in the consolidated financial statements of the Company subsequent to the 2012 Form-20F, in accordance with the procedures set out in ASC 810-10-15-10.

NTT

The HKIRD issued assessments and writs against NTT for matters related to intra-group service fees in taxable years 2002/2003. During the years 2009 and 2011, two judgments were entered against NTT, a dormant subsidiary. The total tax claims against NTT are $0.4 million plus interest. On December 16, 2020 and March 30, 2021, the HKIRD issued demand letters to NTT requesting to settle the previous unpaid tax. NTT has not taken any action since receiving the letter.

NTT had a net deficit position as of December 31, 2020 and the Company has no funding obligation towards NTT. As a result, the liability from the HKIRD demand letter has no impact on the Company. Therefore, the amount claimed by HKIRD was not recorded as a liability in the Company’s consolidated financial statements as of December 31, 2020.

NTGM

The HKIRD had issued assessments and writs against NTGM for matters related to intra-group service fee. During the years 2009 to 2011, two judgments were also entered against NTGM, a subsidiary that had been inactive since 2005. Since then, NTGM has received a number of demand letters from the HKIRD, demanding total payments of judgment debts for an aggregate amount of $1.1 million plus interest.

On April 27, 2018, HKIRD issued a writ for issued assessments and writs against NTGM claiming taxes of $3,000 and interests on unpaid taxes for the taxable years 2001/2002. On August 15, 2018, judgment by consent was entered against NTGM for the amount with costs and interests.

In November 2018, January 2019, and November 2020, NTGM received demands for payment from HKIRD and notices to initiate wind-up procedures, respectively, if payment were not received by HKIRD within 14 days. Currently, we are not aware of any winding up proceeding filed by the HKIRD.

NTGM has a net deficit position as of December 31, 2020 and we have no funding obligation towards NTGM. As a result, the claims from the HKIRD demand letters have no impact on the Company and the amount claimed by HKIRD on NTGM was not recorded as a liability in our consolidated financial statements as of December 31, 2020.

Notices of Alleged Personal Liability for Additional Taxes against Former Directors and Officers for Signing NTTC’s Tax Returns

The HKIRD had separately commenced legal proceedings against two former directors and officers of NTTC personally for taxable years 1996/1997, 1997/1998 and 1999/2000, in the total amount of approximately $2.3 million for additional tax by way of penalty for signing the tax returns of the Hong Kong subsidiaries in relation to the disputed intra-group service fees. Both directors have been indemnified under the Company’s indemnity policy.

The Hong Kong Court of First Instance held a two-day hearing on April 18-19, 2018. On November 23, 2018, the Hong Kong Court of First Instance handed down a reasoned ruling, finding in favor of our two former directors on the main points of the appeal. On January 3, 2019, Hong Kong Court of First Instance also issued a court order annulling the assessment of personal liability against the two former directors.

The HKIRD filed an appeal on December 21, 2018. The hearing of appeal was held in October 2019. The Hong Kong Court of Appeal has not handed down its reason for adjustment, but it is found in favor of two former directors at the end of hearing. We estimate that the written judgment will be handed down in 2021s.

The income tax benefit/(expense) for the years ended December 31, 2018, 2019 and 2020 comprise the following:

December 31,	2018	2019	2020
	(’000)	(’000)	(’000)
Deferred income tax benefit (expense)	$—	$2,040	$(6,522)
Current tax expense	—	—	(57)
Total	$—	$2,040	$(6,579)

The Company’s deferred tax assets as of December 31, 2019 and 2020 are attributable to the following:

December 31,	2019	2020
	(’000)	(’000)
Operating losses	$10,490	$10,583
Property, plant and equipment	(42)	21
Total deferred tax assets	10,448	10,604
Less: valuation allowance	(8,437)	(6,450)
Net deferred tax assets	$2,011	$4,154

Movement of valuation allowance:

December 31,	2018	2019	2020
	(’000)	(’000)	(’000)
At beginning of the year	$7,058	$9,307	$8,437
Current year addition (deduction)	2,249	(870)	(209)
Expired tax loss	—	—	(1,778)
At end of the year	$9,307	$8,437	$6,450

The valuation allowance as of December 31, 2019 and 2020 was related to deferred tax assets generated by net operating losses carried forward and property, plant and equipment that, in the judgment of management, more likely than not will not be realized. In assessing the reliability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will be realized. The ultimate realization of deferred tax assets depends on the generation of future taxable income in which those temporary differences and carry forwards become deductible.

As of December 31, 2020, the Company had net operating losses of $3.3 million, which may be carried forward indefinitely. As of December 31, 2020, the Company had net operating losses of $3.2 million, $9.3 million, $10.5 million, $12.8 million, and $17.2 million, which will expire in the years ending December 31, 2021, 2022, 2023, 2024 and 2025, respectively.

The Company’s deferred tax liabilities as of December 31, 2019 and 2020 are attributable to the following:

December 31,	2019	2020
	(’000)	(’000)
Sales type lease income	$—	$11,380
Operating lease income	$—	$144
Taxable temporary differences arising from long-lived assets	$—	$241
Operating losses	$—	$(2,838)
Net deferred tax liabilities	$—	$8,927

A reconciliation of the income tax expense to the amount computed by applying the current statutory tax rate to the income (loss) before income taxes in the consolidated statements of comprehensive income (loss) is as follows:

Year ended December 31,	2018	2019	2020
	(’000)	(’000)	(’000)
(Loss) income before income taxes	$(13,254)	$(15,231)	$22,272
PRC tax rate	25%	25%	25%
Tax benefit (tax expense) at PRC tax rate on income (loss) before income tax	$3,314	$3,808	$(5,568)
Effect of difference between Hong Kong and PRC tax rates applied to Hong Kong income	(530)	(192)	(195)
Change in valuation allowance	(2,249)	870	209
Tax benefit (tax expense) arising from items which are not assessable (deductible) for tax purposes:
Non-deductible and non-taxable items	94	(2,311)	(1,343)
Others	(629)	(135)	318
Income tax benefit (expense)	$—	$2,040	$(6,579)

No income tax arose in the United States of America in any of the periods presented.